Securities (Details) (USD $)				1 Months Ended																															6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011 SWS Note receivable	Jun. 30, 2014 U.S. Treasury securities	Dec. 31, 2013 U.S. Treasury securities	Dec. 31, 2012 U.S. Treasury securities	Jun. 30, 2014 Bonds	Dec. 31, 2013 Bonds	Dec. 31, 2012 Bonds	Jun. 30, 2014 Residential mortgage-backed securities	Dec. 31, 2013 Residential mortgage-backed securities	Dec. 31, 2012 Residential mortgage-backed securities	Jun. 30, 2014 Collateralized mortgage obligations	Dec. 31, 2013 Collateralized mortgage obligations	Dec. 31, 2012 Collateralized mortgage obligations	Jun. 30, 2014 Corporate debt securities	Dec. 31, 2013 Corporate debt securities	Dec. 31, 2012 Corporate debt securities	Jun. 30, 2014 States and political subdivisions	Dec. 31, 2013 States and political subdivisions	Dec. 31, 2012 States and political subdivisions	Jun. 30, 2014 Commercial mortgage-backed securities	Dec. 31, 2013 Commercial mortgage-backed securities	Dec. 31, 2012 Commercial mortgage-backed securities	Jun. 30, 2014 Equity securities	Dec. 31, 2013 Equity securities	Dec. 31, 2012 Equity securities	Jun. 30, 2014 Note receivable	Dec. 31, 2013 Note receivable	Dec. 31, 2012 Note receivable	Jun. 30, 2014 Warrant	Dec. 31, 2013 Warrant	Dec. 31, 2012 Warrant	Jun. 30, 2014 Warrant SWS	Dec. 31, 2013 Warrant SWS	Jun. 30, 2014 Common Stock SWS	Dec. 31, 2013 Common Stock SWS
Available for sale
Amortized Cost	$ 1,205,912,000	$ 1,256,862,000	$ 978,502,000		$ 63,692,000	$ 43,684,000	$ 7,046,000	$ 654,513,000	$ 717,909,000	$ 524,888,000	$ 55,895,000	$ 59,936,000	$ 18,473,000	$ 110,909,000	$ 124,502,000	$ 97,812,000	$ 95,704,000	$ 72,376,000	$ 79,716,000	$ 148,255,000	$ 162,955,000	$ 177,701,000	$ 597,000	$ 691,000	$ 1,001,000	$ 20,396,000	$ 20,067,000	$ 19,289,000	$ 43,883,000	$ 42,674,000	$ 40,508,000	$ 12,068,000	$ 12,068,000	$ 12,068,000
Gross Unrealized Gains	23,281,000	14,106,000	15,054,000		164,000	82,000	141,000	1,485,000	550,000	1,663,000	2,008,000	735,000	490,000	302,000	349,000	191,000	5,659,000	4,610,000	7,461,000	1,470,000	388,000	196,000	68,000	69,000	72,000	4,257,000	2,012,000	1,139,000	6,038,000	5,235,000	3,652,000	1,830,000	76,000	49,000
Gross Unrealized Losses	(27,415,000)	(67,825,000)	(2,603,000)		(34,000)	(238,000)	(2,000)	(20,899,000)	(55,727,000)	(314,000)	(399,000)	(584,000)	(70,000)	(4,081,000)	(4,390,000)	(79,000)	(108,000)	(378,000)		(1,894,000)	(6,508,000)	(2,138,000)
Fair Value	1,201,778,000	1,203,143,000	990,953,000		63,822,000	43,528,000	7,185,000	635,099,000	662,732,000	526,237,000	57,504,000	60,087,000	18,893,000	107,130,000	120,461,000	97,924,000	101,255,000	76,608,000	87,177,000	147,831,000	156,835,000	175,759,000	665,000	760,000	1,073,000	24,653,000	22,079,000	20,428,000	49,921,000	47,909,000	44,160,000	13,898,000	12,144,000	12,117,000
Number of shares included within the available for sale equity securities																																					1,475,387	1,475,387
Aggregate principal amount of senior unsecured loan				$ 50,000,000
Interest rate on senior unsecured loan (as a percent)				8.00%
Period after issuance in which senior unsecured loan may be prepaid				3 years
Maturity term of senior unsecured loan				5 years
Number of shares of common stock available to purchase under warrant																																			8,695,652	8,695,652
Warrants exercise price (in dollars per share)																																			$ 5.75	$ 5.75
Ownership interest percentage the entity would own if warrant was fully exercised																																			24.40%	24.40%